SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
21.	SHARE-BASED COMPENSATION

Employee share options

On February 26, March 11, May 20, August 19, November 18 and November 25, 2024 under the 2021 Plan, the Company granted 5,890,059 share options to certain employees, the vesting schedule of the awards include:

1)	Twenty-five percent (25%) of the 4,967,784 options to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
2)	One twelfth (1/12) of the 38,602 options to be vested on each calendar month, from the first full calendar month following the vesting commencement date though the twelfth (12th) month.
3)	One forty-eighth (1/48) of the 883,673 options to be vested on each calendar month, from the first full calendar month following the vesting commencement date though the forty-eighth (48th) month.

21.	SHARE-BASED COMPENSATION (continued)

Employee share options - continued

The binomial option pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
Expected volatility	74.00% – 80.00%	82.00% - 85.00%	84.00% - 89.00%
Risk-free interest rate (per annum)	1.94% – 3.83%	3.57% - 4.47%	3.74% - 4.50%
Expected dividend yield	0.00%	0.00%	0.00%
Employee forfeiture rate (per annum)	3.80% – 3.92%	2.40% - 7.50%	7.50% - 13.30%
Exercise multiples	2.50	2.50	2.50
Expected term	7.00	7.00	7.00
Fair value of underlying ordinary share (per share)	US$18.11 – 19.91	US$7.95 - 15.47	US$3.62 - 5.06
Fair value of awards on valuation date	US$12.93 – 17.11	US$5.38 - 10.51	US$3.11 -4.74

1)Expected volatility:

Expected volatility was estimated based on historical volatility of comparable companies for the period before the valuation date with length commensurate to contractual life of the share options.

2)Risk-free interest rate (per annum):

Risk-free interest rate was estimated based on the US Government Bond around the valuation date.

3)Expected dividend yield

The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future.

4)Employee forfeiture rate (per annum):

Employee forfeiture rate was estimated by the management using employee resignation statistics.

5)Exercise multiple

Assumption on exercise multiple is made with reference to academic research.

6)Expected term:

The expected term was the life of options extracted from option agreements.

7)Fair value of underlying ordinary share (per share)

The fair value was the Group’s stock price on valuation date.

21.	SHARE-BASED COMPENSATION (continued)

Employee share options - continued

The following table summarizes the activities of the Group’s share options classified as equity for the year ended December 31, 2024:

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at December 31, 2023	10,191,721	16.07	62.08	4.97	482,135
Granted	5,890,059	5.69	25.34	—	—
Forfeited	2,070,535	13.83	—	—	—
Exercised	4,093,736	13.31	—	—	370,257
Outstanding at December 31, 2024	9,917,509	11.52	42.10	5.41	887,259
Vested and expected to vest as of December 31, 2024	9,917,509	11.52	42.10	5.41	887,259
Exercisable as of December 31, 2024	3,157,171	17.43	52.97	3.72	275,284

The weighted-average grant-date fair value of options granted during the years 2022, 2023, and 2024 was RMB121.62, RMB55.08, and RMB25.34, respectively. The total intrinsic value of options exercised during the years ended December 31, 2022, 2023, and 2024, was nil, RMB74,380 and RMB370,257, respectively.

Total compensation expense recognized for the years ended December 31, 2022, 2023 and 2024 was RMB104,750, RMB228,312 and RMB109,391, respectively.

As of December 31, 2024, there was RMB218,600 of unrecognized compensation expenses, which is expected to be recognized over a weighted average period of 2.10 years.

Restricted share units (“RSUs”)

On February 26, March 11, May 20, August 19, November 18 and November 25, 2024 under the 2021 Plan, the Company granted 490,821 RSUs to eligible management team, the vesting schedule of the awards include:

1)	Fifty percent (50%) of the 15,000 RSUs to be vested on each of the first and second anniversaries of the vesting commencement date.
2)	Twenty-five percent (25%) of the 439,278 RSUs to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
3)	One eighth (1/8) of the 36,543 RSUs shall vest every six months from the vesting commencement date.

21.	SHARE-BASED COMPENSATION (continued)

Restricted share units (“RSUs”) - continued

The following table summarizes the activities of the Group’s RSUs classified as equity for the year ended December 31, 2024:

		Weighted
	Numbers of	average grant
	RSUs	date fair value
		RMB
Outstanding at January 1, 2024	153,321	76.06
Granted	490,821	31.22
Forfeited	15,395	—
Vested	78,400	—
Outstanding at December 31, 2024	550,347	38.25

The Group did not grant RSUs during the years 2022. The weighted-average grant-date fair value of share units granted during the years 2023 and 2024 was RMB76.52 and RMB31.22, respectively. The total intrinsic value of share units exercised during the years ended December 31, 2023 and 2024 was RMB2,252 and RMB7,789. Total compensation expense recognized for the years ended December 31, 2023 and 2024 was RMB5,646 and RMB6,507.

As of December 31, 2024, there was RMB19,722 of unrecognized compensation expenses, which is expected to be recognized over a weighted average period of 2.11 years.

Tandem award

In May 2022, the Company granted an employee with a share option award of 60,000 shares with a per share exercise price of US$18.65, which is based on the fair value of the ordinary share at the date of the grant. The options will vest ratably over a four-year period with 25% vested every year. The option agreement includes a provision whereby the grantee can choose to receive cash payment at US$8 per share for any options that are vested but not exercised if his employment upon termination of employment when such grantee continuously work for the Group for four years. Exercise of share options cancels the cash award, and the cash redemption cancels all the vested share options. The Company considered this award as a combination grant of a cash settlement component with compensation cost measured based on the combined value.

This tandem award was originally classified as liability. In April 2024, share options were exercised and converted into equity. Total compensation expense recognized for the years ended December 31, 2022, 2023 and 2024 was RMB469, RMB666 and RMB166, respectively.

Share-based compensation for all employee share options, restricted share units and tandem award

The Group recorded share-based compensation expense of RMB105,219, RMB234,624 and RMB116,064 for the years ended December 31, 2022, 2023 and 2024, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	8,037	16,245	6,932
Sales and marketing expenses	6,291	20,682	12,972
General and administrative expenses	48,998	63,326	27,776
Research and development expenses	41,893	134,371	68,384
Total	105,219	234,624	116,064